SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2022	May 31, 2021	Mar. 31, 2021	Mar. 31, 2022
Loan and pledge agreement
Subsequent Event [Line Items]
Percentage of the Current Fair Market Value Considered For Loan		70.00%	70.00%
Fixed interest rate per annum		3.25%	3.25%
Percentage of Service Fee		2.00%	2.00%
Subsequent Event | Bee Computing (HK) Limited
Subsequent Event [Line Items]
Face value of loans				$ 7,028
Subsequent Event | Loan and pledge agreement
Subsequent Event [Line Items]
Loan period	1 year
Percentage of the Current Fair Market Value Considered For Loan	65.00%
Fixed interest rate per annum	3.25%
Percentage of Service Fee	2.00%
Short-term loans				$ 6,300